Bank Loans (Details Textual) - USD ($)						1 Months Ended	12 Months Ended
	Apr. 25, 2019	Feb. 01, 2019	Dec. 07, 2018	Dec. 03, 2018	Oct. 08, 2018	Mar. 02, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Bank loan							$ 1,527,162	$ 1,580,018
Restricted cash deposit							467,806
Interest expense							$ 123,278	$ 13,111	$ 19,385
Weighted average interest rate							4.90%	5.90%	6.30%
Loan from Bank of Communication [Member] | Powerbridge Zhuhai [Member]
Bank loan	$ 1,149,095				$ 290,888
Annual interest rate					5.40%
Maturity date					Oct. 14, 2019
Loan term	1 year				1 year
Loan from Dongguan Bank [Member] | Powerbridge Zhuhai [Member]
Bank loan				$ 290,888
Annual interest rate				7.00%
Loan term				1 year
Account receivable				$ 847,696
Loan from Bank of China [Member] | Powerbridge Zhuhai [Member]
Bank loan		$ 430,923	$ 727,220
Annual interest rate		4.60%	5.20%
Loan term		1 year	1 year
Restricted cash deposit							$ 109,083
Loan from Bank of China [Member] | Mr. Ban Lor and secured [Member]
Restricted cash deposit							$ 172,369
Loan from China Construction Bank [Member] | Powerbridge Zhuhai [Member]
Bank loan						$ 218,166
Annual interest rate						7.40%
Maturity date						Mar. 04, 2019
Notes payable [Member]
Maturity date							Mar. 31, 2019
Restricted cash deposit							$ 467,806